SCHEDULE OF PROPERTY, PLANT, AND EQUIPMENT (Details) - USD ($)	Sep. 30, 2025	Sep. 30, 2024
Property, Plant and Equipment [Line Items]
Subtotal	$ 22,898,957	$ 18,742,435
Less: accumulated depreciation	(4,740,668)	(3,736,749)
Property, plant and equipment, net	18,158,289	15,005,686
Building [Member]
Property, Plant and Equipment [Line Items]
Subtotal	11,910,615	12,082,715
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Subtotal	6,355,260	6,441,179
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Subtotal	211,000	218,541
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Subtotal	$ 4,422,082